PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT, AND EQUIPMENT
Schedule of property, plant, and equipment, net

	December 31,	December 31,
	2023	2022
Furniture and equipment	$52,793	$53,070
Auto and trucks	1,393	1,626
Buildings	94,914	91,233
Leasehold improvements	173,043	154,774
Land	13,877	13,879
Construction in progress	12,571	9,581
Total	348,591	324,163
Less: Accumulated depreciation and amortization	37,976	21,483
Total property, plant and equipment, net	$310,615	$302,680